Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($) (3)	Net Income ($) (4)
2024	$683,598	$683,598	$322,917	$322,917	$6	$(12.6)
2023	$682,880	$682,880	$300,000	$300,000	$20	$(24.4)
2022	$684,829	$683,831	$301,951	$300,953	$21	$(4.8)

Named Executive Officers, Footnote [Text Block]
(1)	Reflects compensation for our Chief Executive Officer, William O’Dowd, IV, who served as our Principal Executive Officer (PEO).

Total Adjustments	$ 683,598	$ 682,880	$ 684,829
Adjustment to Compensation Amount	$ 683,598	682,880	683,831
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Reflects compensation for our only other Named Executive Officer (NEO), Mirta A. Negrini, in each of these years.
(3)	Reflects the value of an initial $100 fixed investment on December 31, 2021.
(4)	Reflects GAAP net loss in millions as reported in our Annual Report on Form 10-K for the relevant year. The 2023 figure has been corrected following an administrative error last year.

To calculate “compensation actually paid” for our PEO and other NEO the following adjustments were made to Summary Compensation Table total pay.

Adjustments	PEO			Other NEO
	2022	2023	2024	2022	2023	2024
Summary Compensation Table Total	$684,829	$682,880	$683,598	$301,951	$300,000	$322,917
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	$1,951	$0	$0	$1,951	$0	$0
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	$953	$0	$0	$953	$0	$0
Compensation Actually Paid	$683,831	$682,880	$683,598	$300,953	$300,000	$322,917

Total Adjustments	$ 322,917	300,000	301,951
Adjustment to Compensation Amount	$ 322,917	300,000	300,953
Compensation Actually Paid Versus Company Performance

Compensation Actually Paid Versus Company Performance

The following charts provide a clear, visual description of the relationships between compensation actually paid (CAP) to our PEO and other NEO, to aspects of our financial performance.

Total Shareholder Return Amount	$ 6	20	21
Net Income	$ (12.6)	$ (24.4)	$ (4.8)
PEO Name	William O’Dowd	William O’Dowd	William O’Dowd
Amount Reported In Stock Awards Column Of The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 1,951
Amount Reported In Stock Awards Column Of The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,951
Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	953
Fair Value At Vesting Date Of Equity Awards Granted During The F Y That Vested During The F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 953